Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Abstract]
Income (loss) before income tax	$ 17,776	$ 4,212	$ (337)
Israeli corporate income tax rate	26.50%	26.50%	25.00%
Theoretical income tax expenses (benefit)	$ 4,711	$ 1,116	$ (84)
Tax rates differences	(1,659)	(63)
Other, net	(29)	37	$ 27
Income tax expenses (benefit)	$ 3,023	$ 1,090	$ (57)